Valuation and Qualifying Accounts (Tables)	12 Months Ended
Jan. 31, 2015
Valuation and Qualifying Accounts [Abstract]
Schedule of Valuation and Qualifying Accounts Disclosure [Text Block]
SCHEDULE II — VALUATION AND QUALIFYING ACCOUNTS

Col. A	Col. B	Col. C		Col. D		Col. E
		Additions
	Balance at Beginning of Period	Charged to Costs and Expenses	Charged to Other Accounts - Describe	Deductions - Describe		Balance at End of Period

Description
($ thousands)
YEAR ENDED JANUARY 31, 2015
Deducted from assets or accounts:
Doubtful accounts and allowances	$832	$1,716	$—	$313	(A)	$2,235
Customer allowances	19,862	46,878	—	44,834	(B)	21,906
Customer discounts	776	3,519	—	3,043	(B)	1,252
Inventory valuation allowances	17,739	50,781	—	52,469	(C)	16,051
Deferred tax asset valuation allowance	13,949	714	—	3,149	(D)	11,514
YEAR ENDED FEBRUARY 1, 2014
Deducted from assets or accounts:
Doubtful accounts and allowances	$973	$602	$—	$743	(A)	$832
Customer allowances	19,080	45,099	—	44,317	(B)	19,862
Customer discounts	489	4,809	—	4,522	(B)	776
Inventory valuation allowances	19,080	53,881	—	55,222	(C)	17,739
Deferred tax asset valuation allowance	8,014	6,490	—	555	(D)	13,949
YEAR ENDED FEBRUARY 2, 2013
Deducted from assets or accounts:
Doubtful accounts and allowances	$1,352	$1,329	$—	$1,708	(A)	$973
Customer allowances	19,465	44,759	—	45,144	(B)	19,080
Customer discounts	350	4,284	—	4,145	(B)	489
Inventory valuation allowances	17,105	56,797	—	54,822	(C)	19,080
Deferred tax asset valuation allowance	6,465	1,815	—	266	(D)	8,014

(A)	Accounts written off, net of recoveries.

(B)	Discounts and allowances granted to wholesale customers of the Brand Portfolio segment.

(C)	Adjustment upon disposal of related inventories.

(D)	Reflects reductions to valuation allowance for the net operating loss carryforwards for certain states based on the Company’s expectations for utilization of net operating loss carryforwards.